Share-based payments - Nexters Long-Term Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2022 Options	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Share-based payments
Number of options granted	6,617,454
Options outstanding | $		4,260,150
ESOP options
Share-based payments
Number of options granted	2,330,000
Options outstanding	2,330,000	2,180,000	2,330,000	2,330,000	0
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	4,267,454
Options outstanding | $		2,060,150
LTIP - Modified complex conditional upon listing
Share-based payments
Number of options granted	20,000
Options outstanding | $		20,000